General Information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
General Information
1.	General Information

Company’s identity
The accompanying consolidated financial statements include the accounts of Performance Shipping Inc. (or “Performance”) and its wholly-owned subsidiaries (collectively, the “Company”). Performance was incorporated as Diana Containerships Inc. on January 7, 2010, under the laws of the Republic of the Marshall Islands for the purpose of engaging in any lawful act or activity under the Marshall Islands Business Corporations Act. On February 19, 2019, the Company’s Annual Meeting of Shareholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to change the name of the Company from “Diana Containerships Inc.” to “Performance Shipping Inc.”, which was effected on February 25, 2019.  The Company’s common shares trade on the Nasdaq Capital Market under the ticker symbol “PSHG”.
The Company is a global provider of shipping transportation services through the ownership of tanker vessels, while it owned container vessels since its incorporation through August 2020. The Company operates its fleet through Unitized Ocean Transport Limited (the “Manager” or “UOT”), a wholly-owned subsidiary. The fees payable to UOT are eliminated in consolidation as intercompany transactions.
Financial Statements’ presentation

Following the sale of all Company’s container vessels in 2020, the Company’s results of operations of the container vessels in 2021, as well as their assets and liabilities as of December 31, 2022, are reported as discontinued operations in the accompanying consolidated financial statements. For the statement of cash flows of 2021, the Company elected the alternative of combining cash flows from discontinued operations with cash flows from continuing operations within each cash flow statement category, and as such, no separate disclosure of cash flows from discontinued operations is presented in the statement of cash flows.
Furthermore, effective November 15, 2022, the Company effected a one-for-fifteen reverse stock split on its common stock. All share and per share amounts disclosed in the accompanying consolidated financial statements give effect to these reverse stock splits retroactively, for all periods presented.
Other matters
Global public health threats, such as the outbreak of the novel coronavirus (“COVID-19”) and its variants, have the potential to, among other things, disrupt global financial markets and economic conditions reducing the global demand for oil and oil products, which the Company’s vessels transport and adversely impact our operations, the timing of completion of any future newbuilding projects, and the operations of our charterers and other customers. During the years ended December 31, 2022 and 2021, the Company incurred increased costs as a result of the restrictions imposed in various jurisdictions creating delays and additional complexities with respect to port calls and crew rotations.  As of December 31, 2023, and during 2023, the Company’s financial results have not been adversely affected from the impact of COVID. Given the dynamic nature of these circumstances, the full extent to which the COVID-19 global pandemic may have direct or indirect impact on the Company’s business and the related financial reporting implications cannot be reasonably estimated at this time, although it could materially affect the Company’s business, results of operations and financial condition in the future.

Various macroeconomic factors, including rising inflation, higher interest rates, global supply chain constraints, and the effects of overall economic conditions and uncertainties could adversely affect our results of operations, financial condition, and ability to pay dividends. In addition, the Company’s revenues are impacted by fluctuations in spot charter rates for Aframax tankers. During the year ended December 31, 2021, the Company’s revenue came under pressure due to record OPEC+ oil production cuts and lower production from other oil producing countries, which reduced crude exports, and the unwinding of floating storage and the delivery of newbuilding vessels to the world tanker fleet. However, during the years ended December 31, 2022 and 2023, the Company’s revenues improved due to strength in spot charter rates on account of higher OPEC+ production and increased ton mile due to the sanctions imposed on Russian crude oil exports as a consequence of the ongoing war between Russia and Ukraine.

The world economy continues to face a number of actual and potential challenges, including the war between Ukraine and Russia and between Israel and Hamas, tensions in and around the Red Sea and between Russia and NATO, China and Taiwan disputes, United States and China trade relations, instability between Iran and the West, hostilities between the United States and North Korea, and political unrest and conflict in the Middle East, the South China Sea region, and other geographic countries and areas. In particular, the ongoing war between Russia and the Ukraine has disrupted supply chains and caused instability in the global economy, while the United States, the United Kingdom, and the European Union, among other countries, announced unprecedented economic sanctions and other penalties against certain persons, entities, and activities connected to Russia, including sanctions targeting the Russian oil sector, among those a prohibition on the import of oil from Russia to the United States. The ongoing war could result in the imposition of further economic sanctions against Russia and, given Russia’s role as a major global exporter of crude oil, the Company’s business may be adversely impacted. Currently, none of the Company’s contracts have been affected by the events in Russia and Ukraine. As of December 31, 2023, and during the year ended December 31, 2023, the Company’s financial results were not adversely affected by the war between Russia and Ukraine. However, it is possible that in the future third parties with whom the Company has or will have contracts may be impacted by such events. While much uncertainty remains regarding the length, breadth, and global impact of the war in Ukraine, it is possible that such war could adversely affect the Company’s business, financial condition, results of operation, and cash flows. Also, the Company monitors elevated inflation in the United States, Eurozone, and other countries, including ongoing global price pressures in the wake of the war in Ukraine, driving up energy and commodity prices, which continue to have a moderate effect on the Company’s operating expenses. Additionally, interest rates have increased rapidly and substantially as central banks in developed countries raise interest rates in an effort to subdue inflation. The eventual implications of tighter monetary policy and potentially higher long-term interest rates may result in a higher cost of capital for the Company’s business. Furthermore, it is difficult to predict the intensity and duration of the war between Israel and Hamas and the Houthi rebel attacks on shipping in the Red Sea and their impact on the world economy is uncertain and may cause a decrease in worldwide demand for certain goods and, thus, shipping.